Retirement Plan - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Matching contributions to the plan	$ 888,000	$ 834,000	$ 702,000